Purchase Commitments (Detail) - Dec. 31, 2016 - Purchase Commitments - Bandwidth and Cabinet Capacity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term Purchase Commitment [Line Items]
2017	$ 164,388	¥ 1,141,347
2018	7,052	48,959
2019	5,380	37,352
2020	5,087	35,317
2021 and thereafter	13,955	96,891
Purchase Obligation, Total	$ 195,862	¥ 1,359,866